Securities (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
SECURITIES [Abstract]
Securities available for sale

Securities available for sale consist of the following:

	Amortized Cost	Unrealized		Fair Value
		Gains	Losses
	(In thousands)
September 30, 2017
U.S. agency	$26,455	$210	$39	$26,626
U.S. agency residential mortgage-backed	135,293	1,331	515	136,109
U.S. agency commercial mortgage-backed	10,767	84	115	10,736
Private label mortgage-backed	26,703	518	231	26,990
Other asset backed	108,128	319	108	108,339
Obligations of states and political subdivisions	176,087	1,708	619	177,176
Corporate	57,213	853	66	58,000
Trust preferred	2,928	—	128	2,800
Foreign government	2,098	—	9	2,089
Total	$545,672	$5,023	$1,830	$548,865
December 31, 2016
U.S. agency	$28,909	$159	$80	$28,988
U.S. agency residential mortgage-backed	156,053	1,173	937	156,289
U.S. agency commercial mortgage-backed	12,799	28	195	12,632
Private label mortgage-backed	35,035	216	524	34,727
Other asset backed	146,829	271	391	146,709
Obligations of states and political subdivisions	175,180	478	4,759	170,899
Corporate	56,356	223	399	56,180
Trust preferred	2,922	—	343	2,579
Foreign government	1,626	—	13	1,613
Total	$615,709	$2,548	$7,641	$610,616

Securities available for sale consist of the following at December 31:

	Amortized Cost	Unrealized		Fair Value
		Gains	Losses
	(In thousands)
2016
U.S. agency	$28,909	$159	$80	$28,988
U.S. agency residential mortgage-backed	156,053	1,173	937	156,289
U.S. agency commercial mortgage-backed	12,799	28	195	12,632
Private label mortgage-backed	35,035	216	524	34,727
Other asset backed	146,829	271	391	146,709
Obligations of states and political subdivisions	175,180	478	4,759	170,899
Corporate	56,356	223	399	56,180
Trust preferred	2,922	—	343	2,579
Foreign government	1,626	—	13	1,613
Total	$615,709	$2,548	$7,641	$610,616

2015
U.S. agency	$47,283	$309	$80	$47,512
U.S. agency residential mortgage-backed	195,055	1,584	583	196,056
U.S. agency commercial mortgage-backed	34,017	94	83	34,028
Private label mortgage-backed	5,061	161	319	4,903
Other asset backed	117,431	54	581	116,904
Obligations of states and political subdivisions	145,193	941	1,150	144,984
Corporate	38,895	9	290	38,614
Trust preferred	2,916	—	433	2,483
Total	$585,851	$3,152	$3,519	$585,484

Investments in a continuous unrealized loss position

Our investments’ gross unrealized losses and fair values aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position follows:

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
September 30, 2017
U.S. agency	$4,819	$21	$4,947	$18	$9,766	$39
U.S. agency residential mortgage-backed	24,116	215	27,817	300	51,933	515
U.S. agency commercial mortgage-backed	1,815	22	3,933	93	5,748	115
Private label mortgage- backed	3,423	26	3,163	205	6,586	231
Other asset backed	12,756	18	16,298	90	29,054	108
Obligations of states and political subdivisions	42,186	447	13,787	172	55,973	619
Corporate	8,654	22	2,458	44	11,112	66
Trust preferred	—	—	2,800	128	2,800	128
Foreign government	2,089	9	—	—	2,089	9
Total	$99,858	$780	$75,203	$1,050	$175,061	$1,830
December 31, 2016
U.S. agency	$4,179	$41	$8,217	$39	$12,396	$80
U.S. agency residential mortgage-backed	62,524	732	20,857	205	83,381	937
U.S. agency commercial mortgage-backed	6,079	194	143	1	6,222	195
Private label mortgage-backed	20,545	281	1,413	243	21,958	524
Other asset backed	52,958	172	17,763	219	70,721	391
Obligations of states and political subdivisions	113,078	4,014	14,623	745	127,701	4,759
Corporate	25,546	292	2,810	107	28,356	399
Trust preferred	—	—	2,579	343	2,579	343
Foreign government	1,613	13	—	—	1,613	13
Total	$286,522	$5,739	$68,405	$1,902	$354,927	$7,641

Our investments’ gross unrealized losses and fair values aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
2016
U.S. agency	$4,179	$41	$8,217	$39	$12,396	$80
U.S. agency residential mortgage-backed	62,524	732	20,857	205	83,381	937
U.S. agency commercial mortgage-backed	6,079	194	143	1	6,222	195
Private label mortgage-backed	20,545	281	1,413	243	21,958	524
Other asset backed	52,958	172	17,763	219	70,721	391
Obligations of states and political subdivisions	113,078	4,014	14,623	745	127,701	4,759
Corporate	25,546	292	2,810	107	28,356	399
Trust preferred	—	—	2,579	343	2,579	343
Foreign government	1,613	13	—	—	1,613	13
Total	$286,522	$5,739	$68,405	$1,902	$354,927	$7,641

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
2015
U.S. agency	$12,164	$47	$6,746	$33	$18,910	$80
U.S. agency residential mortgage-backed	57,538	316	23,340	267	80,878	583
U.S. agency commercial mortgage-backed	16,747	60	2,247	23	18,994	83
Private label mortgage-backed	—	—	3,393	319	3,393	319
Other asset backed	102,660	434	5,189	147	107,849	581
Obligations of states and political subdivisions	52,493	597	12,240	553	64,733	1,150
Corporate	30,550	290	—	—	30,550	290
Trust preferred	—	—	2,483	433	2,483	433
Total	$272,152	$1,744	$55,638	$1,775	$327,790	$3,519

Trust preferred securities

The following table breaks out our trust preferred securities in further detail as of September 30, 2017 and December 31, 2016:

	September 30, 2017		December 31, 2016
	Fair Value	Net Unrealized Loss	Fair Value	Net Unrealized Loss
	(In thousands)
Trust preferred securities
Rated issues	$1,880	$(48)	$1,800	$(123)
Unrated issues	920	(80)	779	(220)

The following table breaks out our trust preferred securities in further detail as of December 31:

	2016		2015
	Fair Value	Net Unrealized Loss	Fair Value	Net Unrealized Loss
	(In thousands)
Trust preferred securities
Rated issues	$1,800	$(123)	$1,690	$(226)
Unrated issues	779	(220)	793	(207)

Private label mortgage backed securities below investment grade

At September 30, 2017, three private label mortgage-backed securities had credit related OTTI and are summarized as follows:

	Senior Security	Super Senior Security	Senior Support Security	Total
	(In thousands)
As of September 30, 2017
Fair value	$1,076	$1,032	$65	$2,173
Amortized cost	937	842	—	1,779
Non-credit unrealized loss	—	—	—	—
Unrealized gain	139	190	65	394
Cumulative credit related OTTI	757	457	380	1,594

At December 31, 2016, three private label residential mortgage-backed securities had credit related OTTI and are summarized as follows:

	Senior Security	Super Senior Security	Senior Support Security	Total
	(In thousands)
As of December 31, 2016
Fair value	$1,226	$1,096	$74	$2,396
Amortized cost	1,184	1,029	—	2,213
Non-credit unrealized loss	—	—	—	—
Unrealized gain	42	67	74	183
Cumulative credit related OTTI	757	457	380	1,594

Credit related OTTI recognized in our Consolidated Statements of Operations
For the years ended December 31,
2016	$—	$—	$—	$—
2015	—	—	—	—
2014	9	—	—	9

Credit losses recognized in earnings on securities available for sale

A roll forward of credit losses recognized in earnings on securities available for sale follows:

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
	(In thousands)
Balance at beginning of period	$1,844	$1,844	$1,844	$1,844
Additions to credit losses on securities for which no previous OTTI was recognized	—	—	—	—
Increases to credit losses on securities for which OTTI was previously recognized	—	—	—	—
Balance at end of period	$1,844	$1,844	$1,844	$1,844

A roll forward of credit losses recognized in earnings on securities available for sale for the years ending December 31 follow:

	2016	2015	2014
	(In thousands)
Balance at beginning of year	$1,844	$1,844	$1,835
Additions to credit losses on securities for which no previous OTTI was recognized	—	—	—
Increases to credit losses on securities for which OTTI was previously recognized	—	—	9
Total	$1,844	$1,844	$1,844

Amortized cost and fair value of securities available for sale by contractual maturity

The amortized cost and fair value of securities available for sale at September 30, 2017, by contractual maturity, follow:

	Amortized Cost	Fair Value
	(In thousands)
Maturing within one year	$27,811	$27,865
Maturing after one year but within five years	98,784	99,533
Maturing after five years but within ten years	82,590	83,671
Maturing after ten years	55,596	55,622
	264,781	266,691

	Amortized Cost	Fair Value
	(In thousands)
U.S. agency residential mortgage-backed	135,293	136,109
U.S. agency commercial mortgage-backed	10,767	10,736
Private label mortgage-backed	26,703	26,990
Other asset backed	108,128	108,339
Total	$545,672	$548,865

The amortized cost and fair value of securities available for sale at December 31, 2016, by contractual maturity, follow:

	Amortized Cost	Fair Value
	(In thousands)
Maturing within one year	$18,728	$18,751
Maturing after one year but within five years	102,330	101,846
Maturing after five years but within ten years	79,798	78,140
Maturing after ten years	64,137	61,522
	264,993	260,259
U.S. agency residential mortgage-backed	156,053	156,289
U.S. agency commercial mortgage-backed	12,799	12,632
Private label mortgage-backed	35,035	34,727
Other asset backed	146,829	146,709
Total	$615,709	$610,616

Gains and losses realized on sale of securities available for sale

Gains and losses realized on the sale of securities available for sale are determined using the specific identification method and are recognized on a trade-date basis. A summary of proceeds from the sale of securities available for sale and gains and losses for the nine month periods ending September 30, follows:

		Realized
	Proceeds(1)	Gains	Losses
	(In thousands)
2017	$9,594	$125	$—
2016	56,451	350	52
(1)	2017 includes $0.760 million for trades that did not settle until after September 30, 2017.

A summary of proceeds from the sale of securities available for sale and gains and losses for the years ended December 31 follow:

	Proceeds	Realized Gains(1)	Losses(2)
	(In thousands)
2016	$64,103	$354	$53
2015	12,037	75	—
2014	14,633	329	—
(1)	Gains in 2014 exclude $0.3 million of realized gain related to a U.S. Treasury short position.
(2)	Losses in 2014 exclude $0.01 million of credit related OTTI recognized in earnings.